Cash, Cash Equivalents and Marketable Securities	9 Months Ended
Sep. 30, 2020
Cash, cash equivalents and marketable securities
Cash, cash equivalents and marketable securities

4. Cash, cash equivalents and marketable securities

The following table provides details regarding the Company’s portfolio of cash and cash equivalents:

(in thousands)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
September 30, 2020:
Cash accounts in banking institutions	$74,391	$—	$—	$74,391
Money market funds	84,398	—	—	84,398
Certificates of deposit	4,282	—	—	4,282
Commercial paper	34,440	—	—	34,440
Corporate debt securities	3,059	—	—	3,059
Total	$200,570	$—	$—	$200,570

December 31, 2019:
Cash accounts in banking institutions	$3,028	$—	$—	$3,028
Money market funds	155,846	—	—	155,846
Total	$158,874	$—	$—	$158,874

The following table provides details regarding the Company’s portfolio of marketable securities:

(in thousands)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
September 30, 2020:
Certificates of deposit	$2,000	$—	$—	$2,000
Commercial paper	28,040	3	—	28,043
Corporate debt securities	74,745	—	(37)	74,708
U.S. government securities	24,447	—	(5)	24,442
Non-U.S. government securities	5,939	—	(1)	5,938
Total	$135,171	$3	$(43)	$135,131

The Company did not have marketable securities as of December 31, 2019.